STOCK WARRANTS AND STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2021
STOCK WARRANTS AND STOCK OPTIONS (Tables)
Schedule of fair value of non-employee stock/warrants
	December 31, 2021	December 31, 2020
Exercise Price	$3.00-$2.00	$0.50-$2.00
Dividend Yield	0%	0%
Volatility	120%-158%	153% - 154%
Risk-free Interest Rate	0.14%- 0.98%	0.19% – 0.29%
Life of Warrants	2-5 Years	5 Years
	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2019	598,414	$0.13304 -1.039375	3.97 Years	$0.3592	$1,276,870
Warrants Granted	440,000	$0.50 – 2.00	4.41 Years	$0.9091	$898,000
Warrants Exercised	(454,097)	$0.13304 - 0.15299		$0.1451
Warrants Expired	-
Balance at December 31, 2020	584,317	$0.50 – 2.00	3.80 Years	$0.9413	$1,173,737
	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2020	584,317	$0.50 – 2.00	3.80 Years	$0.9413	$1,173,737
Warrants Granted	2,222,012	$3.00-2.00	3.15 Years	$2.45	$1,152,852
Warrants Exercised	(176,938)	$0.50		$0.50
Warrants Expired/Forfeited	(120,000)	$2.00		$2.00
Balance at December 31, 2021	2,509,391	$0.50 – 3.00	3.04 Years	$2.26	$1,784,838

Schedule of fair value of stock options
	December 31, 2021	December 31, 2020
Exercise Price	$2.77-3.58	$1.645-3.30
Dividend Yield	0%	0%
Expected Volatility	138%-198%	162%-181%
Risk-free Interest Rate	0.10%-0.79%	0.19%-0.43%
Expected Life	2.7- 6.2 years	1-2.7 years

Schedule of outstanding options
	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2019	2,381,240	$0.2634 – 1.039	9.00 Years	$0.2761	$5,238,080
Granted	71,894	$1.65-3.30	2.39 Years	$2.15	$57,815
Exercised	(45,906)	$1.039
Cancelled/Expired/Forfeited	-	-
Balance at December 31, 2020	2,407,228	$0.2634 – 3.30	7.86 Years	$0.3359	$6,292,844
	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2020	2,407,228	$0.2634 – 3.30	7.86 Years	$0.3359	$6,292,844
Granted	1,160,000	$2.77 – 3.58	3.87 Years	$3.23	$(301,815)
Exercised	(73,106)	$0.2634		$0.2634
Cancelled/Expired/Forfeited	(334,053)	$0.2634-3.29		$2.86
Balance at December 31, 2021	3,160,069	$0.26342 – 3.58	6.21 Years	$1.13	$5,804,517

Exercisable at December 31, 2020	1,252,474	$0.2634 – 3.300	7.4 Years	$0.3165	$3,299,006
Exercisable at December 31, 2021	1,906,827	$0.26342 – 3.58	6.7 Years	$0.5287	$4,655,089

Restricted Stock Units
	RSUs	Weighted Average Grant Date Fair Value Per Share	Weighted Average Vesting Period
Unvested at December 31, 2019	-	$-	-
Granted	215,000	$2.92	1.69 Years
Unvested at December 31, 2020	215,000	$2.92	1.54 Years
Granted	235,756	$2.84	1.35 Years
Vested	(50,000)	$2.99
Unvested at December 31, 2021	400,756	$2.86	1.00 Years